Goodwill And Other Acquisition Intangibles	12 Months Ended
Dec. 31, 2011
Goodwill And Other Acquisition Intangibles [Abstract]
Goodwill And Other Acquisition Intangibles
9.	GOODWILL AND OTHER ACQUISITION INTANGIBLES

Following are the changes in goodwill by segment.

	Engineered Materials	In-Process Separation	Additive Technologies	Coating Resins	Total
Balance, December 31, 2009:
Goodwill	$236.1	$53.2	$27.8	$774.7	$1,091.8
Accumulated impairment charges	0.0	0.0	0.0	(389.9)	(389.9)

	236.1	53.2	27.8	384.8	701.9
Currency exchange:
Goodwill	(1.9)	1.5	0.0	(33.1)	(33.5)
Accumulated impairment charges	0.0	0.0	0.0	17.3	17.3

	(1.9)	1.5	0.0	(15.8)	(16.2)
Balance, December 31, 2010:
Goodwill	234.2	54.7	27.8	741.6	1,058.3
Accumulated impairment charges	0.0	0.0	0.0	(372.6)	(372.6)

	234.2	54.7	27.8	369.0	685.7
Currency exchange:
Goodwill	(0.2)	(2.0)	0.0	(15.6)	(17.8)
Accumulated impairment charges	0.0	0.0	0.0	7.8	7.8

	(0.2)	(2.0)	0.0	(7.8)	(10.0)
Balance, December 31, 2011:
Goodwill	234.0	52.7	27.8	726.0	1,040.5
Accumulated impairment charges	0.0	0.0	0.0	(364.8)	(364.8)

	$234.0	$52.7	$27.8	$361.2	$675.7

In conjunction with our segment realignment, we completed a goodwill impairment test in the second quarter of 2009 and concluded that no impairment existed at that time. In the fourth quarters of 2011, 2010, and 2009, we completed our required annual impairment test and again concluded that there was no impairment.

Other acquisition intangibles consisted of the following major classes:

	Weighted Average Useful Life (years)	Gross Carrying Value		Accumulated Amortization		Net Carrying Value
December 31,	2011	2011	2010	2011	2010	2011	2010
Technology-based	16.2	$54.7	$55.6	$(39.0)	$(35.9)	$15.7	$19.7
Marketing-related	< 2.0	1.9	1.9	(1.9)	(1.9)	0.0	0.0
Marketing-related	15.5	63.0	63.7	(33.2)	(29.3)	29.8	34.4
Marketing-related	40	43.0	44.4	(5.9)	(5.0)	37.1	39.4
Customer-related	15	419.6	427.3	(198.8)	(173.8)	220.8	253.5

Total		$582.2	$592.9	$(278.8)	$(245.9)	$303.4	$347.0

Amortization of acquisition intangibles for the years ended December 31, 2011, 2010, and 2009 was $38.7, $37.1, and $38.2, respectively. Assuming no change in the gross carrying amount of acquisition intangibles and that the 2011 average currency exchange rates remain constant, the estimated future amortization expense for the next five years are as follows:

	2012	2013	2014	2015	2016
Intangibles Amortization Expense	$38.2	$37.6	$37.2	$37.1	$31.7